Shareholder Report, Holdings (Details)	Sep. 30, 2024
Matisse Discounted Bond CEF Strategy (Institutional Class) | PIMCO California Municipal Income Fund II [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Putnam Municipal Opportunities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Western Asset Inflation-Linked Opportunities & Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Matisse Discounted Bond CEF Strategy (Institutional Class) | BNY Mellon Municipal Bond Infrastructure Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Matisse Discounted Bond CEF Strategy (Institutional Class) | PIMCO New York Municipal Income Fund II [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Matisse Discounted Bond CEF Strategy (Institutional Class) | PIMCO New York Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Matisse Discounted Bond CEF Strategy (Institutional Class) | abrdn National Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Morgan Stanley Emerging Markets Domestic Debt Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Matisse Discounted Bond CEF Strategy (Institutional Class) | BNY Mellon Strategic Municipals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Matisse Discounted Bond CEF Strategy (Institutional Class) | RiverNorth/DoubleLine Strategic Opportunity Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Municipal [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Corporate Segment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Cash & Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Pershing Square Holdings Ltd/Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Tetragon Financial Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Destra Multi-Alternative Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | NexPoint Diversified Real Estate Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Taiwan Fund Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Tortoise Energy Infrastructure Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Morgan Stanley China A Share Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Central Securities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Tortoise Sustainable and Social Impact Term Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Highland Global Allocation Fund/CEF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%